SCHEDULE OF ASSUMPTIONS UNDER THE MONTE CARLO MODEL (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Market price of public stock		97.4
Measurement Input, Share Price [Member] | Sponsor [Member]
Business Combination [Line Items]
Market price of public stock	4.716	35.8
Measurement Input, Share Price [Member] | Sponsor [Member] | Previously Reported [Member]
Business Combination [Line Items]
Market price of public stock		35.8
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term (years)		8 years
Measurement Input, Expected Term [Member] | Sponsor [Member]
Business Combination [Line Items]
Expected term (years)	7 years 3 months 7 days	7 years 6 months 7 days
Measurement Input, Expected Term [Member] | Sponsor [Member] | Previously Reported [Member]
Business Combination [Line Items]
Expected term (years)		7 years 6 months 7 days
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Market price of public stock		60.00
Measurement Input, Price Volatility [Member] | Sponsor [Member]
Business Combination [Line Items]
Market price of public stock	75.00	65.00
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Market price of public stock		4.25
Measurement Input, Risk Free Interest Rate [Member] | Sponsor [Member]
Business Combination [Line Items]
Market price of public stock	4.10	4.50
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Market price of public stock		0.00
Measurement Input, Expected Dividend Rate [Member] | Sponsor [Member]
Business Combination [Line Items]
Market price of public stock	0.00	0.00